Share-based payments - Expense (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Total share-based payment expense	R (113)	R (218)	R (383)
Cash-settled share-based payment expense	(88)	(194)	(232)
Equity-settled share-based payment expense	(25)	(24)	(151)
Expense from movement in grant date fair value	(372)	(507)	267
Expense from movement in post grant date fair value	(293)	313	(35)
Sibanye-Stillwater 2020 to 2023 Share Plans (cash-settled scheme)
Share-based payments
Total share-based payment expense	(88)	(194)	(232)
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme)
Share-based payments
Total share-based payment expense	0	(5)	(132)
DRDGOLD (equity-settled scheme)
Share-based payments
Total share-based payment expense	R (25)	R (19)	R (19)